Property and equipment - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) flight	Dec. 31, 2022 BRL (R$) flight	Dec. 31, 2021 BRL (R$)
Property, plant and equipment [abstract]
Sale and leaseback transactions, number of property, plant and equipment | flight	6,356	33,155
Sale and leaseback | R$	R$ 6,356	R$ (33,155)	R$ (22,736)